Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (3,982)	$ (3,527)	$ (1,244)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,237)	$ (1,110)
ECL with adjusted probabilities of scenario weights in percent of baseline	112.00%	135.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (62)	$ (118)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(60)	(57)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(399)	(377)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(212)	(180)
Weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(10)	(24)
Weighted average | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(80)	(58)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(415)	(295)
100% Asset price appreciation / inflation
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,030)
100% Asset price appreciation / inflation | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(35)
100% Asset price appreciation / inflation | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(49)
100% Asset price appreciation / inflation | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(260)
100% Asset price appreciation / inflation | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(195)
100% Asset price appreciation / inflation | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(9)
100% Asset price appreciation / inflation | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(74)
100% Asset price appreciation / inflation | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(409)
100% Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,102)	(818)
100% Baseline | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(38)	(43)
100% Baseline | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(53)	(40)
100% Baseline | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(306)	(247)
100% Baseline | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(208)	(151)
100% Baseline | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(9)	(27)
100% Baseline | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(75)	(63)
100% Baseline | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(413)	(246)
100% Mild debt crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(1,116)
100% Mild debt crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(68)
100% Mild debt crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(49)
100% Mild debt crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(401)
100% Mild debt crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(223)
100% Mild debt crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(28)
100% Mild debt crisis | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(65)
100% Mild debt crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(283)
100% Moderate stagflation crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,591)
100% Moderate stagflation crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(114)
100% Moderate stagflation crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(108)
100% Moderate stagflation crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(525)
100% Moderate stagflation crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(312)
100% Moderate stagflation crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(10)
100% Moderate stagflation crisis | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(80)
100% Moderate stagflation crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(442)
100% Stagflationary geopolitical crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(2,381)
100% Stagflationary geopolitical crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(718)
100% Stagflationary geopolitical crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(164)
100% Stagflationary geopolitical crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(757)
100% Stagflationary geopolitical crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(259)
100% Stagflationary geopolitical crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(42)
100% Stagflationary geopolitical crisis | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(72)
100% Stagflationary geopolitical crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(370)
100% Global trade war
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,418)
100% Global trade war | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(436)
100% Global trade war | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(129)
100% Global trade war | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(791)
100% Global trade war | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(493)
100% Global trade war | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(14)
100% Global trade war | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(87)
100% Global trade war | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(469)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,146)	(2,234)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(215)	(408)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(151)	(185)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(664)	(673)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(340)	(327)
Lifetime weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(22)	(78)
Lifetime weighted average | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(239)	(168)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (514)	$ (395)